Interim Statement Presentation (Details 4)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Subsequent Events [Abstract]
Foreign currency translation exchange rate	1,324.00	1,342.00
Foreign currency translation weighted average exchange rate	1,321.29	1,230.36